Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Prepaid expenses	€ 12,920	€ 12,048
Value added tax receivables	782	888
Other assets	14,870	6,310
Total	€ 28,572	€ 19,246